[Chapman and Cutler LLP Letterhead]

May 2, 2024

Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	Exchange Listed Funds Trust

Ladies and Gentlemen:

On behalf of the Exchange Listed Funds Trust (the “Registrant”), we are transmitting for electric filing under the Securities Act of 1933, as amended (the “1933 Act”), the Registrant’s registration statement on Form N-14 (the “Registration Statement”). This Registration Statement relates to the proposed reorganizations of the Syntax Stratified LargeCap ETF, Syntax Stratified MidCap ETF, Syntax Stratified SmallCap ETF, Syntax Stratified U.S. Total Market ETF and Syntax Stratified Total Market II ETF with and into the Stratified LargeCap Index ETF and the proposed reorganization of the Syntax Stratified U.S. Total Market Hedged ETF with and into the Stratified LargeCap Hedged ETF, each of the latter a series of the Registrant.

If we may cooperate with you in any way in the processing of the Registration Statement, please telephone the undersigned at (312) 845-3484.

Very truly yours,

Chapman and Cutler llp

By:	/s/ Morrison C. Warren
Morrison C. Warren

Enclosures